Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Acquired Intangible Assets
	2011	2010	2009
Technology, Licenses and Patents
Cost:	$252,272,508	$236,690,448	$346,792,269
Accumulated Amortization	(72,993,175)	(62,869,597)	(164,098,164)
Acquired intangible assets, net	$179,279,333	$173,820,851	$182,694,105

Future Amortization Expense
Year	Amount
2012	$27,019,752
2013	$30,829,055
2014	$30,063,555
2015	$28,181,995
2016	$25,764,325